Share capital - Dividends (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share capital
Dividends declared	$ 10,100	$ 7,411	$ 20,142	$ 14,822
Dividends paid	$ 10,100	$ 7,411	$ 20,142	$ 14,822
Number of shares issued from treasury	0		0